Commitments and Contingencies - Additional Information (Detail)					1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 01, 2016 ft²	Jul. 24, 2015 shares	Jul. 01, 2015 USD ($) ft² shares	Jun. 30, 2015 USD ($) shares	Jul. 31, 2015 shares	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) Facilities	Dec. 31, 2013 USD ($)	Dec. 31, 2010 USD ($)	Mar. 31, 2015 USD ($)	Feb. 02, 2015 USD ($)
Loss Contingencies [Line Items]
Non-cancelable operating lease agreement expiration date								2015-05		2015-05
Number of previously leased facilities | Facilities										2
Rent expense						$ 83,000	$ 56,000	$ 221,000	$ 177,000	$ 230,000	$ 304,000
Future minimum commitment under non-cancelable operating lease			$ 23,300							18,000				$ 22,000
Acquisition of intellectual property								$ 150,000
Area of office space for headquarters facility | ft²			8,171
Lease payment, description			The lease agreement provides for monthly lease payments of $23,300 beginning in September of 2015, with increases in the following three years.					The amendment provides for monthly lease payments of $22,000 beginning in June 2015, with increases in the following two years.
Non-cancelable operating lease agreement term			4 years
Lease expiration extended date								2018-06
Aggregate cash payments under purchase agreement				$ 450,000
Common stock shares issued under purchase agreement | shares		40,000	40,000	40,000	10,000
Initial payment under purchase agreement			$ 150,000
Future royalty obligations				$ 100,000
Patent issued date								Jun. 19, 2003
Patent expiration date								Aug. 01, 2027
Common Stock Issuable				$ 112,000
Scenario Forecast [Member]
Loss Contingencies [Line Items]
Additional area of office space for headquarters facility | ft²	5,265
Milestone Payments [Member] | BioMedical Drug Development, Inc. [Member]
Loss Contingencies [Line Items]
Development and sales-related milestone payments, maximum										200,000			$ 200,000
Payments made and liabilities incurred under asset purchase agreement										0	0
Outstanding payments										$ 0	$ 0
Facility one [Member]
Loss Contingencies [Line Items]
Non-cancelable operating lease agreement expiration date										2014-01
Facility two [Member]
Loss Contingencies [Line Items]
Non-cancelable operating lease agreement expiration date										2014-05
Intellectual property [Member] | BioMedical Drug Development, Inc. [Member]
Loss Contingencies [Line Items]
Acquisition of intellectual property												$ 150,000